UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03052
                                   ---------

                          FRANKLIN FEDERAL MONEY FUND
                          ---------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
            (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/04
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.

                               [GRAPHIC OMITTED]

                                                               DECEMBER 31, 2004
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SEMIANNUAL REPORT AND SHAREHOLDER LETTER                        |       INCOME
--------------------------------------------------------------------------------

                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                        FRANKLIN
                   FEDERAL MONEY FUND                 Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.

--------------------------------------------------------------------------------

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                                 FRANKLIN TEMPLETON INVESTMENTS

                                 GAIN FROM OUR PERSPECTIVE

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to distinctly
                                 different investment approaches, Franklin,
                                 Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

 -------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
 -------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Federal Money ....................................................    3

Performance Summary .......................................................    5

Your Fund's Expenses ......................................................    6

Financial Highlights and Statement of Investments .........................    8

Financial Statements ......................................................   10

Notes to Financial Fund Statements ........................................   13

The Money Market Portfolios ...............................................   19

Shareholder Information ...................................................   33

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

Solid domestic economic growth, higher corporate earnings and greater business spending became more evident during the six months ended December 31, 2004. Although these factors were favorable for financial markets, record high oil prices, war in Iraq and the presidential election contributed to investor uncertainty. The Dow Jones Industrial Average returned 4.47% and the Standard & Poor's 500 Composite Index (S&P 500) returned 7.19% for the period under review.(1) Although volatile, most bond markets had solid returns. In response to the strong economy as well as inflationary pressures, the Federal Reserve Board made measured hikes to the federal funds target rate, raising it from 1.25% to 2.25%. We found encouraging signs in economic indicators and continue to hold a positive long-term outlook for financial markets.

In the enclosed semiannual report for Franklin Federal Money Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets

(1) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------

                                           Not part of the semiannual report | 1
fluctuate, as do mutual fund share prices. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Federal Money Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2004. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

SEMIANNUAL REPORT

FRANKLIN FEDERAL MONEY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Federal Money Fund seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in shares of The U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment goal. At present, the Portfolio's policy is to limit investments to U.S. Treasury bills, notes and bonds (including stripped securities), and to repurchase agreements collateralized by such securities.(1) The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Federal Money Fund's semiannual report for the period ended December 31, 2004.

PERFORMANCE OVERVIEW

Rising short-term interest rates during the six months under review resulted in an increase in the Fund's yields. In this environment, the Fund's seven-day effective yield rose from 0.23% on June 30, 2004, to 1.11% on December 31, 2004.

ECONOMIC AND MARKET OVERVIEW

During the six months under review, there was much focus on the employment picture and its resulting effects on the consumer. Although nonfarm payroll statistics were mixed, stronger employment growth fundamentals were reflected in several sources. One was the National Federation of Independent Businesses
(NFIB) survey, which was notable because small businesses historically have created about two-thirds of all new jobs.(2) During the period under review, more jobs combined with income tax reductions helped increase consumers' disposable income and allowed them to continue spending, in turn boosting economic growth.

Increases in business spending also contributed to economic growth. After steadily declining in 2001 and 2002, business spending posted strong results during 2004. For example, nonresidential investment spending rose 10.3% for

(1) Yield and share price are not guaranteed and will vary with market conditions. U.S. government securities owned by the Portfolio or held under repurchase agreement, but not shares of the Portfolio, are guaranteed by the U.S. government, its agencies or instrumentalities.

(2) Source: Dennis, William J., Jr., NFIB Research Foundation, "The Public Reviews Small Business," 8/04.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.


                                                           Semiannual Report | 3

PORTFOLIO BREAKDOWN
12/31/04

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Repurchase Agreement                                                       74.9%
--------------------------------------------------------------------------------
U.S. Treasury Note                                                         25.1%
--------------------------------------------------------------------------------

the year.(3) Historically low interest rates during the reporting period allowed many businesses the opportunity to refinance their old debt at more attractive levels. This helped enhance business operating performance, and corporate profits reflected this data. Many corporate debt investments also benefited from this improvement. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Oil prices reached a record high in October and then declined, as oil ended the period at approximately $43 a barrel. In an effort to keep inflation in check, the Federal Reserve Board raised the federal funds target rate to 2.25% from 1.25% during the reporting period. However, the core Consumer Price Index, a measure of inflation excluding food and energy costs, rose a relatively modest 2.2% for the 12 months ended December 31, 2004, and helped contribute to the continued low interest rate level during the period.(4) Many analysts had expected the 10-year U.S. Treasury yield to increase significantly; however, it declined from a period high of 4.62% at the beginning of the period to 4.24% on December 31, 2004.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, only in marketable obligations issued or guaranteed by the U.S. government or with a guarantee supported by the full faith and credit of the U.S. government, repurchase agreements collateralized by these securities, and stripped securities, which are separate income and principal components of a debt security.(1) A repurchase agreement is an agreement to buy a security and then sell it back after a short period of time (generally, less than seven days) at a higher price. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

(3)   Source: Bureau of Economic Analysis.

(4)   Source: Bureau of Labor Statistics.


4 | Semiannual Report

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets only in U.S. Treasury obligations and repurchase agreements backed by U.S. Treasury securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PERFORMANCE SUMMARY
12/31/04

-------------------------------------------------
Seven-day effective yield*                  1.11%
-------------------------------------------------
Seven-day annualized yield                  1.10%
-------------------------------------------------

*     Seven-day effective yield assumes compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 12/31/04. The Fund's average weighted maturity was 15 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Franklin Advisers, Inc., the Fund's administrator and the manager of Fund's underlying Portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Portfolio's annualized and effective yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                                                           Semiannual Report | 5

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

(1)   Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

(2) Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
                                            VALUE 6/30/04       VALUE 12/31/04    PERIOD* 6/30/04-12/31/04
----------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,004.00                $4.09
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,021.12                $4.13
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.81%, which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 7

FRANKLIN FEDERAL MONEY FUND

FINANCIAL HIGHLIGHTS

                                                 ---------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2004                          YEAR ENDED JUNE 30,
                                                     (UNAUDITED)           2004        2003         2002          2001        2000
                                                 ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........        $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ----------------------------------------------------------------------------
Income from net investment operations - net
 investment income ............................            .004            .002         .007         .018         .050         .048

Less distributions from net investment income .           (.004)          (.002)       (.007)       (.018)       (.050)       (.048)
                                                       ----------------------------------------------------------------------------
Net asset value, end of period ................        $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ----------------------------------------------------------------------------

Total return(a) ...............................             .40%            .22%         .70%        1.79%        5.08%        4.87%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............        $118,659        $117,623     $125,130     $141,058     $132,916     $147,938

Ratios to average net assets:

 Expenses(b) ..................................             .82%(c)         .82%         .81%         .78%         .80%         .77%

 Expenses net of waiver and payments
  by affiliate(b) .............................             .81%(c)         .81%         .80%         .77%         .79%         .76%

 Net investment income ........................             .81%(c)         .21%         .70%        1.74%        5.01%        4.74%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)   Annualized.


8 | See notes to financial statements. | Semiannual Report

FRANKLIN FEDERAL MONEY FUND

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------
                                                                  SHARES           VALUE
-------------------------------------------------------------------------------------------
MUTUAL FUND (COST $119,147,413) 100.4%
U.S. Government Securities Money Market Portfolio (Note 1) .    119,147,413    $119,147,413
OTHER ASSETS, LESS LIABILITIES (.4)% .......................                       (488,616)
                                                                               ------------
NET ASSETS 100.0% ..........................................                   $118,658,797
                                                                               ============


                      Semiannual Report | See notes to financial statements. | 9

FRANKLIN FEDERAL MONEY FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

Assets:
 Investments in Portfolio, at value and cost (Note 1) ........      $119,147,413
 Receivables from capital shares sold ........................           167,388
                                                                    ------------
        Total assets .........................................       119,314,801
                                                                    ------------
Liabilities:
 Payables:
  Capital shares redeemed ....................................           585,083
  Affiliates .................................................            51,174
  Distributions to shareholders ..............................             3,883
 Other liabilities ...........................................            15,864
                                                                    ------------
        Total liabilities ....................................           656,004
                                                                    ------------
Net assets, at value .........................................      $118,658,797
                                                                    ============
Shares outstanding ...........................................       118,658,797
                                                                    ============
Net asset value per share(a) .................................      $       1.00
                                                                    ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.


10 | See notes to financial statements. | Semiannual Report

FRANKLIN FEDERAL MONEY FUND

STATEMENT OF OPERATIONS
for the six months ended December 31, 2004 (unaudited)

Investment income:
 Dividends from Portfolio (Note 1) .................................    $843,026
                                                                        --------
Expenses:
 Administrative fees (Note 3) ......................................     252,156
 Transfer agent fees (Note 3) ......................................      80,357
 Reports to shareholders ...........................................      13,445
 Registration and filing fees ......................................      21,196
 Professional fees .................................................       8,291
 Directors' fees and expenses ......................................       3,021
 Other .............................................................         198
                                                                        --------
        Total expenses .............................................     378,664
                                                                        --------
          Net investment income ....................................     464,362
                                                                        --------
Net increase (decrease) in net assets resulting from operations ....    $464,362
                                                                        ========


                     Semiannual Report | See notes to financial statements. | 11

FRANKLIN FEDERAL MONEY FUND

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 2004 (unaudited) and the year ended June 30, 2004

                                                                                      -----------------------------------
                                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                                       DECEMBER 31, 2004    JUNE 30, 2004
                                                                                       -----------------------------------
Increase (decrease) in net assets:
 Net investment income from operations ...........................................        $     464,362     $     252,211
 Distributions to shareholders from net investment income ........................             (464,362)         (252,211)
 Capital share transactions (Note 2) .............................................            1,036,209        (7,507,776)
                                                                                          -------------------------------
        Net increase (decrease) in net assets ....................................            1,036,209        (7,507,776)
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period .............................................................          117,622,588       125,130,364
                                                                                          -------------------------------
 End of period ...................................................................        $ 118,658,797     $ 117,622,588
                                                                                          ===============================


12 | See notes to financial statements. | Semiannual Report

FRANKLIN FEDERAL MONEY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The U.S. Government Securities Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2004, the Fund owns 100% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses received from the Portfolio are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


                                                          Semiannual Report | 13

FRANKLIN FEDERAL MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At December 31, 2004, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                    ----------------------------------
                                                    SIX MONTHS ENDED      YEAR ENDED
                                                    DECEMBER 31, 2004    JUNE 30, 2004
                                                    ----------------------------------
Shares sold ......................................     $ 54,479,317      $ 139,768,352
Shares issued in reinvestment of distributions ...          455,972            256,330
Shares redeemed ..................................      (53,899,080)      (147,532,458)
                                                    ----------------------------------
Net increase (decrease) ..........................     $  1,036,209      $  (7,507,776)
                                                    ==================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin Templeton Distributors Inc. (Distributors), and Franklin Templeton Investor Services LLC (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
 ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
        .455%               First $100 million
        .330%               Over  $100 million, up to and including $250 million
        .280%               In excess of $250 million

B. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sale and redemptions of the Fund's shares for the period:

Contingent deferred sales charges retained ................... $564


14 | Semiannual Report

FRANKLIN FEDERAL MONEY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $80,357, of which $58,697 was paid to Investor Services.

4. INCOME TAXES

At December 31, 2004, the cost of investments for book and income tax purposes were the same.

5. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time,


                                                          Semiannual Report | 15

FRANKLIN FEDERAL MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares.


16 | Semiannual Report

FRANKLIN FEDERAL MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.


                                                          Semiannual Report | 17

FRANKLIN FEDERAL MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


18 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                           DECEMBER 31, 2004                              YEAR ENDED JUNE 30,
                                              (UNAUDITED)             2004          2003          2002          2001         2000
                                           --------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the  period)

Net asset value, beginning of period ...       $     1.00       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                               -----------------------------------------------------------------------------------

Income from investment operations -
 net investment income .................             .008             .009          .014          .026          .059          .056

Less distributions from net investment
 income ................................            (.008)           (.009)        (.014)        (.026)        (.059)        (.056)
                                               -----------------------------------------------------------------------------------
Net asset value, end of period .........       $     1.00       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                               ===================================================================================

Total return(a) ........................              .78%             .94%         1.41%         2.63%         6.08%         5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......       $6,150,502       $5,505,394    $5,331,200    $4,734,196    $4,490,919    $4,144,043

Ratios to average net assets:

 Expenses ..............................              .16%(b)          .16%          .15%          .16%          .16%          .16%

 Expenses net of waiver and payments
  by affiliate .........................              .16%(b)          .15%          .15%          .15%          .15%          .15%

 Net investment income .................             1.54%(b)          .93%         1.39%         2.56%         5.91%         5.65%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


                     Semiannual Report | See notes to financial statements. | 19

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS                                                            PRINCIPAL AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 46.3%
    Abbey National Treasury Service, Stamford Branch, 2.32%, 2/10/05 - 2/28/05 ......    $150,000,000        $  150,001,181
    ABN AMRO Bank, N.V., New York Branch, 2.29%, 1/12/05 - 1/14/05 ..................     150,000,000           150,000,000
    Bank of Montreal, Chicago Branch, 2.160% - 2.285%, 1/18/05 - 2/28/05 ............     150,000,000           150,000,256
    Bank of Nova Scotia, Portland Branch, 2.11% - 2.12%, 1/04/05 - 1/06/05 ..........     150,000,000           150,000,166
    Banque Nationale De Paris, New York Branch, 2.255% - 2.330%, 2/09/05 - 8/16/05 ..     150,000,000           149,993,069
    Barclay's Bank PLC, New York Branch, 2.28%, 2/22/05 .............................      75,000,000            75,000,538
    Credit Agricole, New York Branch, 2.28%, 2/23/05 - 2/24/05 ......................     150,000,000           150,000,000
    Dexia Bank, New York Branch, 2.04%, 1/21/05 .....................................     100,000,000           100,000,553
    HBOS Treasury Services PLC, New York Branch, 2.26% - 2.37%, 2/17/05 - 2/24/05 ...     150,000,000           150,002,143
    Landesbank Hessen Thueringen Girozentrale, New York Branch, 1.273% - 2.320%,
      2/14/05 - 3/01/05 .............................................................     149,000,000           148,962,700
    Lloyds Bank PLC, New York Branch, 2.05% - 2.40%, 1/31/05 - 3/11/05 ..............     150,000,000           150,000,726
    Royal Bank of Canada, New York Branch, 2.04%, 1/19/05 - 1/20/05 .................     150,000,000           150,000,000
    Royal Bank of Scotland NY, New York Branch, 1.98% - 2.30%, 1/18/05 - 2/01/05 ....     150,000,000           150,000,665
    Societe Generale North America, New York Branch, 2.03% - 2.32%, 1/14/05 - 2/04/05     150,000,000           150,000,000
    State Street Corp., Boston Branch, 2.05%, 1/10/05 - 1/11/05 .....................     150,000,000           150,000,000
    Svenska Handelsbanken, New York Branch, 2.180% - 2.405%, 1/25/05 - 3/10/05 ......     150,000,000           150,001,224
    Toronto Dominion Bank, New York Branch, 2.39%, 2/25/05 - 2/28/05 ................     150,000,000           150,000,000
    UBS Finance Delaware LLC, Stamford Branch, 2.330% - 2.405%, 2/07/05 - 3/04/05 ...     150,000,000           150,001,882
    Wells Fargo Bank NA, San Francisco Branch, 2.10% - 2.33%, 1/04/05 - 1/07/05 .....     150,000,000           150,000,000
    Westdeutsche Landesbank, New York Branch, 2.26% - 2.39%, 2/18/05 - 3/04/05 ......     125,000,000           125,000,994
                                                                                                             --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,848,966,097) .............................                         2,848,966,097
                                                                                                             --------------
    BANK NOTES (COST $150,000,000) 2.4%
    Bank of America NA, 2.26%, 2/16/05 - 2/17/05 ....................................     150,000,000           150,000,000
                                                                                                             --------------
    COMMERCIAL PAPER 45.4%
(a) AIG Funding Inc., 1/12/05 - 2/14/05 .............................................     150,000,000           149,741,327
(a) ANZ (Delaware) Inc., 1/06/05 - 3/01/05 ..........................................     150,000,000           149,818,389
(a) Barclay's U.S. Funding Corp., 3/02/05 ...........................................      75,000,000            74,702,500
(a) BP Capital Markets PLC, 1/03/05 .................................................     250,000,000           249,970,833
(a) Citigroup Global Markets Holdings, 1/25/05 - 1/28/05 ............................     150,000,000           149,782,188
(a) Commonwealth Bank of Australia, 1/10/05 - 1/24/05 ...............................     175,000,000           174,883,264
(a) Danske Corp., 1/12/05 - 3/03/05 .................................................     150,000,000           149,645,542
(a) General Electric Capital Corp., 2/03/05 .........................................      75,000,000            74,844,625
(a) Glaxosmithkline Finance PLC, 1/13/05 - 1/27/05 ..................................      50,000,000            49,945,958
(a) Goldman Sachs Group Inc., 1/18/05 - 1/20/05 .....................................     150,000,000           149,825,250
(a) ING U.S. Funding LLC, 1/31/05 - 2/11/05 .........................................     150,000,000           149,687,820
(a) Merrill Lynch & Co. Inc., 1/03/05 ...............................................     214,000,000           213,973,844
(a) Morgan Stanley & Co., 1/04/05 - 1/07/05 .........................................     150,000,000           149,956,181
(a) National Australia Funding Inc., 1/05/05 - 1/07/05 ..............................     150,000,000           149,952,292
(a) Nestle Capital Corp., 1/03/05 ...................................................      30,215,000            30,211,408
(a) Procter & Gamble Co., 1/07/05 - 1/13/05 .........................................     150,000,000           149,920,708
(a) Rabobank USA Finance Corp., 2/23/05 - 2/24/05 ...................................     100,000,000            99,669,340
(a) Shell Finance UK PLC, 2/07/05 - 2/18/05 .........................................     150,000,000           149,614,874
(a) Siemens Capital Corp., 2/02/05 - 2/25/05 ........................................     150,000,000           149,592,083
(a) Westdeutsche Landesbank, 2/16/05 ................................................      25,000,000            24,925,569
(a) Westpac Capital Corp., 1/24/05 - 1/26/05 ........................................     150,000,000           149,796,000
                                                                                                             --------------
    TOTAL COMMERCIAL PAPER (COST $2,790,459,995) ....................................                         2,790,459,995
                                                                                                             --------------


20 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS                                                            PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY SECURITIES (COST $115,542,253) 1.9%
(a) Federal Home Loan Bank, 1/03/05 .................................................    $115,550,000    $  115,542,253
                                                                                                         --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,904,968,345) ............                     5,904,968,345
                                                                                                         --------------
    REPURCHASE AGREEMENTS 3.9%
(b) ABN AMRO Bank, N.V., New York Branch, 2.00%, 1/03/05 (Maturity Value $40,006,667)      40,000,000        40,000,000
      Collateralized by U.S. Government Agency Securities, 6.625%, 9/15/09
(b) Deutsche Bank Securities Inc., 1.59%, 1/03/05 (Maturity Value $70,009,275) ......      70,000,000        70,000,000
      Collateralized by (a)U.S. Treasury Bills, 3/03/05
(b) Morgan Stanley & Co. Inc., 1.50%, 1/03/05 (Maturity Value $89,221,151) ..........      89,210,000        89,210,000
      Collateralized by U.S. Treasury Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.80%, 1/03/05 (Maturity Value $40,006,000) .................      40,000,000        40,000,000
      Collateralized by U.S. Government Agency Securities, 1.50%, 8/15/05
                                                                                                         --------------
    TOTAL REPURCHASE AGREEMENTS (COST $239,210,000) .................................                       239,210,000
                                                                                                         --------------
    TOTAL INVESTMENTS (COST $6,144,178,345) 99.9% ...................................                     6,144,178,345
    OTHER ASSETS, LESS LIABILITIES .1% ..............................................                         6,324,001
                                                                                                         --------------
    NET ASSETS 100.0% ...............................................................                    $6,150,502,346
                                                                                                         ==============

(a)   Security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreement(s).


                     Semiannual Report | See notes to financial statements. | 21

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2004                      YEAR ENDED JUNE 30,
                                                     (UNAUDITED)         2004        2003            2002       2001       2000
                                                  ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........       $   1.00       $   1.00    $   1.00        $   1.00    $   1.00   $   1.00
                                                      --------------------------------------------------------------------------
Income from investment operations - net
 investment income ............................           .007           .009        .013            .024        .056       .054

Less distributions from net investment income            (.007)         (.009)      (.013)          (.024)      (.056)     (.054)
                                                      --------------------------------------------------------------------------
Net asset value, end of period ................       $   1.00       $   1.00    $   1.00        $   1.00    $   1.00   $   1.00
                                                      ==========================================================================

Total return(a) ...............................            .75%           .87%       1.34%           2.43%       5.75%      5.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............       $119,147       $117,815    $201,758        $226,676    $186,718   $221,993

Ratios to average net assets:

 Expenses .....................................            .16%(b)        .16%        .16%            .16%        .16%       .16%

 Expenses net of waiver and payments
  by affiliate ................................            .15%(b)        .15%        .15%            .15%        .15%       .15%

 Net investment income ........................           1.47%(b)        .87%       1.34%           2.33%       5.63%      5.36%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


22 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 25.1%
(a) U.S. Treasury Bill, 1/06/05 ....................................................      $ 5,000,000      $   4,998,883
(a) U.S. Treasury Bill, 1/20/05 ....................................................       10,000,000          9,991,212
(a) U.S. Treasury Bill, 3/03/05 ....................................................        5,000,000          4,983,776
(a) U.S. Treasury Bill, 3/24/05 ....................................................        5,000,000          4,977,906
(a) U.S. Treasury Bill, 4/14/05 ....................................................        5,000,000          4,969,100
                                                                                                           -------------
    TOTAL GOVERNMENT SECURITIES (COST $29,920,877) .................................                          29,920,877
                                                                                                           -------------
    REPURCHASE AGREEMENTS 74.9%
(b) ABN AMRO Bank, N.V., New York Branch, 1.45%, 1/03/05 (Maturity Value $5,000,604)        5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 2.75%, 6/30/06
(b) Banc of America Securities LLC, 1.55%, 1/03/05 (Maturity Value $5,000,646) .....        5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 6.75%, 5/15/05
(b) Barclays Capital Inc., 1.30%, 1/03/05 (Maturity Value $5,000,542) ..............        5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 1.875%, 1/31/06
(b) Bear, Stearns & Co. Inc., 1.40%, 1/03/05 (Maturity Value $5,000,583) ...........        5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 1.625%, 4/30/05
(b) Deutsche Bank Securities Inc., 1.59%, 1/03/05 (Maturity Value $24,623,262) .....       24,620,000         24,620,000
      Collateralized by (a)U.S. Treasury Bills, 1/06/05 - 5/05/05
(b) Goldman, Sachs & Co., 1.47%, 1/03/05 (Maturity Value $5,000,612) ...............        5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 2.25%, 4/30/06
(b) Greenwich Capital Markets Inc., 1.55%, 1/03/05 (Maturity Value $5,000,646) .....        5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 1.125%, 6/30/05
(b) Morgan Stanley & Co. Inc., 1.50%, 1/03/05 (Maturity Value $24,618,077) .........       24,615,000         24,615,000
      Collateralized by U.S. Treasury, Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.55%, 1/03/05 (Maturity Value $10,001,292) ................       10,000,000         10,000,000
      Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08
                                                                                                           -------------
    TOTAL REPURCHASE AGREEMENTS (COST $89,235,000) .................................                          89,235,000
                                                                                                           -------------
    TOTAL INVESTMENTS (COST $119,155,877) 100.0% ...................................                         119,155,877
    OTHER ASSETS, LESS LIABILITIES .................................................                              (8,464)
                                                                                                           -------------
    NET ASSETS 100.0% ..............................................................                       $ 119,147,413
                                                                                                           =============

(a)   Security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreement(s).


                     Semiannual Report | See notes to financial statements. | 23

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

                                                            ----------------------------------
                                                                                   THE U.S.
                                                                                  GOVERNMENT
                                                                 THE              SECURITIES
                                                             MONEY MARKET        MONEY MARKET
                                                              PORTFOLIO           PORTFOLIO
                                                            ----------------------------------
Assets:
 Investments in securities, at amortized cost (Note 1)      $5,904,968,345      $   29,920,877
 Repurchase agreements, at value and cost ............         239,210,000          89,235,000
 Cash ................................................              10,201               3,440
 Interest receivable .................................           7,095,131               3,755
                                                            ----------------------------------
        Total assets .................................       6,151,283,677         119,163,072
                                                            ----------------------------------

Liabilities:
 Payables:
  Professional fees ..................................              12,496               5,445
  Custodian fees (Note 4) ............................              20,585               1,011
  Affiliates .........................................             728,434               9,035
 Distributions to shareholders .......................              19,380                  29
 Other liabilities ...................................                 436                 139
                                                            ----------------------------------
        Total liabilities ............................             781,331              15,659
                                                            ----------------------------------
Net assets, at value .................................      $6,150,502,346      $  119,147,413
                                                            ==================================
Shares outstanding ...................................       6,150,502,346         119,147,413
                                                            ==================================
Net asset value per share ............................      $         1.00      $         1.00
                                                            ==================================


24 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2004 (unaudited)

                                                                     ----------------------------
                                                                                        THE U.S.
                                                                                       GOVERNMENT
                                                                         THE           SECURITIES
                                                                     MONEY MARKET     MONEY MARKET
                                                                      PORTFOLIO        PORTFOLIO
                                                                     ----------------------------
Investment income:
 Interest .....................................................      $ 50,379,062       $ 927,932
                                                                     ----------------------------
Expenses:
 Management fees (Note 3) .....................................         4,479,223          85,862
 Custodian fees (Note 4) ......................................            50,315           1,236
 Reports to shareholders ......................................             5,856             134
 Professional fees ............................................            22,035           5,486
 Trustees' fees and expenses ..................................             3,328             543
 Other ........................................................            77,126           1,551
                                                                     ----------------------------
        Total expenses ........................................         4,637,883          94,812
        Expenses reductions (Note 4) ..........................           (13,764)           (449)
        Expenses waived/paid by affiliate (Note 3) ............                --          (8,455)
                                                                     ----------------------------
         Net expenses .........................................         4,624,119          85,908
                                                                     ----------------------------
          Net investment income ...............................        45,754,943         842,024
                                                                     ----------------------------
Net realized gain (loss) from investments .....................            (5,944)            190
                                                                     ----------------------------
Net increase (decrease) in net assets resulting from operations      $ 45,748,999       $ 842,214
                                                                     ============================


                     Semiannual Report | See notes to financial statements. | 25

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 2004 (unaudited) and the year ended June 30, 2004

                                                 -------------------------------------------------------------------------------
                                                                                              THE U.S. GOVERNMENT SECURITIES
                                                      THE MONEY MARKET PORTFOLIO                   MONEY MARKET PORTFOLIO
                                                 -------------------------------------------------------------------------------
                                                   SIX MONTHS               YEAR               SIX MONTHS             YEAR
                                                      ENDED                 ENDED                 ENDED               ENDED
                                                 DECEMBER 31, 2004      JUNE 30, 2004        DECEMBER 31, 2004     JUNE 30, 2004
                                                 -------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................   $    45,754,943       $    49,426,140       $       842,024       $   1,508,957
  Net realized gain (loss) from investments ..            (5,944)                3,825                   190               5,742
                                                 -------------------------------------------------------------------------------
         Net increase (decrease) in net assets
          resulting from operations ..........        45,748,999            49,429,965               842,214           1,514,699
 Distributions to shareholders from net
  investment income ..........................       (45,748,999)(a)       (49,429,965)(b)          (842,214)(c)      (1,514,699)(d)
 Capital share transactions (Note 2) .........       645,108,182           174,194,451             1,332,859         (83,943,475)
                                                 -------------------------------------------------------------------------------
        Net increase (decrease) in net assets        645,108,182           174,194,451             1,332,859         (83,943,475)
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period ........................     5,505,394,164         5,331,199,713           117,814,554         201,758,029
                                                 -------------------------------------------------------------------------------
  End of period ..............................   $ 6,150,502,346       $ 5,505,394,164       $   119,147,413       $ 117,814,554
                                                 ===============================================================================

(a) Distributions were decreased by a net realized loss from investments of $5,944.

(b) Distributions were increased by a net realized gain from investments of $3,825.

(c) Distributions were increased by a net realized gain from investments of $190.

(d) Distributions were increased by a net realized gain from investments of $5,742.


26 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value. Repurchase agreements are valued at cost.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2004, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Portfolios distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.


                                                          Semiannual Report | 27

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Portfolios' organizational documents, its officers and trustees are indemnified by the Portfolios against certain liability arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                  ----------------------------------
                                                                        THE U.S.
                                                                       GOVERNMENT
                                                        THE            SECURITIES
                                                   MONEY MARKET       MONEY MARKET
                                                     PORTFOLIO          PORTFOLIO
                                                  ----------------------------------
Period ended December 31, 2004

 Shares sold ..................................   $ 3,007,981,030    $    28,414,199
 Shares issued in reinvestment of distributions        45,742,029            843,026
 Shares redeemed ..............................    (2,408,614,877)       (27,924,366)
                                                  ----------------------------------
 Net increase (decrease) ......................   $   645,108,182    $     1,332,859
                                                  ==================================
Year ended June 30, 2004

 Shares sold ..................................   $ 5,413,860,590    $   145,540,988
 Shares issued in reinvestment of distributions        49,424,401          1,513,783
 Shares redeemed ..............................    (5,289,090,540)      (230,998,246)
                                                  ----------------------------------
 Net increase (decrease) ......................   $   174,194,451    $   (83,943,475)
                                                  ==================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.


28 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEE

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio as noted in the Statements of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.

B. OTHER AFFILIATED TRANSACTIONS

At December 31, 2004, the shares of The Money Market Portfolio were owned by following funds:

                                                                     ------------------------------------
                                                                                         PERCENTAGE OF
                                                                        SHARES         OUTSTANDING SHARES
                                                                     ------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ......        4,356,450,684           70.83%
Franklin Money Fund .........................................        1,499,200,567           24.37%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .          189,917,636            3.09%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund .................................................          104,933,459            1.71%

At December 31, 2004, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                              ---------------------------------
                                                               PERCENTAGE OF
                                                 SHARES      OUTSTANDING SHARES
                                              ---------------------------------
Franklin Federal Money Fund ...........        119,147,413        100.00%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended 12/31/04, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

At December 31, 2004, the cost of investments for book and income tax purposes was the same.

6. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc.


                                                          Semiannual Report | 29

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS (CONTINUED)

("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent


30 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

Order"). The Massachusetts Consent Order included two different sections:
"Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.


                                                          Semiannual Report | 31

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

The Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


32 | Semiannual Report

FRANKLIN FEDERAL MONEY FUND

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 33

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

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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet
  Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(5),(6)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(7)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(8)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(9)
Colorado
Connecticut
Florida(9)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(8)
Michigan(8)
Minnesota(8)
Missouri
New Jersey
New York(9)
North Carolina
Ohio(8)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust(10)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(7) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(8)   Portfolio of insured municipal securities.

(9) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(10) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


11/04

                                               Not part of the semiannual report

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FRANKLIN(R) TEMPLETON(R)              One Franklin Parkway
      INVESTMENTS                     San Mateo, CA 94403-1906

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN FEDERAL MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton .com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

113 S2004 02/05

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL MONEY FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 18, 2005


By /s/Galen G. Vetter
Chief Financial Officer
Date  February 18, 2005